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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance Global Dollar Government Fund, Inc.
    1345 Avenue of the Americas
    New York, NY 10105


2.  The name of each series or class of securities for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):                          /X/



3.  Investment Company Act File Number:

    811-08188

    Securities Act File Number:

    33-72460

4(a).    Last day of fiscal year for which this Form is filed:

         August 31, 1998


4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c)./ / Check box if this is the last time the issuer will be filing this Form.




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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section 24(f):

                                                     $199,932,752


    (ii)   Aggregate price of securities
           redeemed or repurchased during the
           fiscal year:

                                                      $93,009,734


    (iii)  Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no
           earlier than October 11, 1995 that
           were not previously used to reduce
           registration fees payable to the
           Commission:

                                                 $-0-


    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii)]:

                                                     -$93,009,734


    (v)    Net sales - if Item 5(i) is
           greater than Item 5(iv) [subtract
           Item 5(iv) from Item 5(i)]:

                                                     $106,923,018


    (vi)   Redemption credits available for
           use in future years - if Item 5(i)
           is less than Item 5(iv) [subtract
           Item 5(iv) from Item 5(i)]:

                                                         $ (-0-)


    (vii)  Multiplier for determining
           registration fee (See Instruction



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           C.9):

                                                        x .000278


    (viii) Registration fee due [multiply
           Item 5(v) by Item 5(vii)] (enter 0
           if no fee is due):

                                                     = $29,724.60


6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:-0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                                            +$-0-


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                     = $29,724.60


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

    November 20, 1998

    Method of Delivery:

                             /X/  Wire Transfer
                             / /  Mail or other means






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                           Signatures


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/  Andrew L. Gangolf
                             ____________________________
                                  Andrew L. Gangolf,
                                  Assistant Secretary

Date: November 20, 1998

*Please print the name and title of the signing officer below the signature.




































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